UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sand Hill Advisors, Inc.
Address:  3000 Sand Hill Road
          Building 3, Suite 150
          Menlo Park, CA  94025

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all rquired items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Connie Torres
Titles: Manager, Corporate Administration
Phone:  (650) 854-9150
Signature, Place, and Date of Signing:

Connie Robles     Menlo Park, CA     May 15, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 90
Form 13F Information Table Value Total: $947,667


List of Other Included Manager:

No.    13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASYST Technologies, Inc.       COM              04648x107     5666    96850 SH       SOLE                                      96850
AT & T                         COM              001957109     4340    77062 SH       SOLE                    40302             36761
Abbott Labs                    COM              002824100     4819   136939 SH       SOLE                    71848             65091
American Home Products         COM              026609107      255     4744 SH       SOLE                                       4744
American Intl Grp              COM              026874107     4705    42966 SH       SOLE                    24023             18943
Amgen                          COM              031162100     9357   152450 SH       SOLE                    84300             68150
Aspect Development             COM              045234101     2006    31166 SH       SOLE                    31166
Bank of New York               COM              064057102      293     7040 SH       SOLE                                       7040
BankAmerica Corp               COM              06605F102      784    14952 SH       SOLE                     4797             10155
Bell Atlantic                  COM              077853109      250     4094 SH       SOLE                     1680              2414
Bellsouth                      COM              079860102      219     4676 SH       SOLE                     2300              2376
Biogen                         COM              090597105      314     4500 SH       SOLE                     4000               500
Bristol-Myers Squibb           COM              110122108      235     4044 SH       SOLE                                       4044
Broadcom Corporation           COM              111320107    11245    46300 SH       SOLE                                      46300
Brocade Communications Systems COM              111621108      846     4720 SH       SOLE                                       4720
C-Cube Microsystems            COM              125015107     2363    32457 SH       SOLE                    32457
Celtrix Pharmaceuticals        COM              151186103       54    10500 SH       SOLE                    10500
Chemtrak                       COM              163877103        0    40116 SH       SOLE                    40116
Chevron                        COM              166751107      774     8372 SH       SOLE                     1125              7247
Cisco Systems                  COM              17275R102     4624    59805 SH       SOLE                    35478             24327
Citigroup Inc                  COM              172967101      381     6371 SH       SOLE                     4150              2221
Coca Cola                      COM              191216100      209     4456 SH       SOLE                      820              3636
Cygnus Corp                    COM              232560102     4664   321662 SH       SOLE                                     321662
Dover Corp                     COM              260003108     7623   159228 SH       SOLE                    81810             77418
E TOYS                         COM              297862104      300    33929 SH       SOLE                                      33929
E.piphany Inc                  COM              26881v100     2056    15397 SH       SOLE                                      15397
EMC Corp                       COM              268648102    11356    90125 SH       SOLE                    47975             42150
Elantec Semiconductor Inc      COM              284155108      353     4798 SH       SOLE                     4798
Enron                          COM              293561106     7125    95160 SH       SOLE                    55202             39958
Equity Residential Properties  COM              29476l107     3889    96775 SH       SOLE                    53925             42850
Exxon Mobil Corporation        COM              30231g102     6013    77151 SH       SOLE                    39136             38015
Fedl Natl Mort Assn            COM              313586109      410     7250 SH       SOLE                     3250              4000
Finisar Corporation            COM              31787a101   620558  4235314 SH       SOLE                  4235314
Flextronics                    COM              339383101     3978    56472 SH       SOLE                    50150              6322
Fusion Medical                 COM              361128101     4153   212995 SH       SOLE                   212995
GTE                            COM              362320103      770    10843 SH       SOLE                     7755              3088
General Electric               COM              369604103     1578    10141 SH       SOLE                     5890              4251
Halliburton                    COM              406216101      234     5690 SH       SOLE                     3360              2330
Hewlett Packard                COM              428236103     1016     7643 SH       SOLE                     2552              5091
Home Depot                     COM              437076102      238     3690 SH       SOLE                     1125              2565
IBM                            COM              459200101     1210    10250 SH       SOLE                                      10250
Inktomi Corporation            COM              457277101      307     1576 SH       SOLE                      176              1400
Intel                          COM              458140100    17706   134196 SH       SOLE                    70474             63722
Johnson & Johnson              COM              478160104     7589   108022 SH       SOLE                    59186             48836
Johnson Controls               COM              478366107     7968   147390 SH       SOLE                    76990             70400
Juniper Networks Inc           COM              48203r104     5341    20263 SH       SOLE                     1357             18906
Leggett & Platt                COM              524660107     8197   381250 SH       SOLE                   194200            187050
Lucent Technology              COM              549463107     2350    38372 SH       SOLE                    19773             18599
MBIA Inc                       COM              55262c100     7252   139300 SH       SOLE                    77950             61350
MGIC Investment Corp           COM              552848103     1286    29475 SH       SOLE                    12650             16825
Merck                          COM              589331107      875    14089 SH       SOLE                      400             13689
Microsoft                      COM              594918104     4876    45891 SH       SOLE                    26072             19819
Morgan Stanley, Dean Witter, D COM              617446448      389     4688 SH       SOLE                       28              4660
NVIDIA Corporation             COM              67066g104      368     4352 SH       SOLE                     4352
Nabors Industries              COM              629568106     4557   117420 SH       SOLE                    67095             50325
Netro Corporation              COM              64114r109    13010   200100 SH       SOLE                      100            200000
Network Appliance              COM              64120l104     5198    62818 SH       SOLE                    62818
Newell Rubbermaid              COM              651229106     3089   124488 SH       SOLE                    70900             53588
Oracle Systems                 COM              68389X105      332     4250 SH       SOLE                                       4250
PeopleSoft Inc                 COM              712713106      396    19800 SH       SOLE                                      19800
Pepsico                        COM              713448108     5967   171100 SH       SOLE                    91250             79850
Pfizer                         COM              717081103     1270    34735 SH       SOLE                    20200             14535
Physiometrix Inc               COM              718928104      392    24106 SH       SOLE                                      24106
Procter & Gamble               COM              742718109     4437    78526 SH       SOLE                    43900             34626
Redback Networks Inc           COM              757209101     2319     7732 SH       SOLE                     7667                65
SBC Communications             COM              78387G103     5299   125795 SH       SOLE                    69463             56332
Sangstat Med Corp              COM              801003104     1356    48985 SH       SOLE                    48985
Schering Plough                COM              806605101     6155   165795 SH       SOLE                    80420             85375
Schlumberger                   COM              806857108     5885    76925 SH       SOLE                    43900             33025
Schwab Charles New             COM              808513105      812    14298 SH       SOLE                                      14298
Servicemaster                  COM              81760N109     1041    92555 SH       SOLE                    59738             32817
Shaman Pharmaceutical          COM              819319500       54   103323 SH       SOLE                   103323
Solectron Corp                 COM              834182107      205     5098 SH       SOLE                     2800              2298
Sun Microsystems               COM              866810104    12519   133604 SH       SOLE                    69930             63674
Sungard Data Systems           COM              867363103     8043   213059 SH       SOLE                   117909             95150
Texas Instruments              COM              882508104      354     2210 SH       SOLE                     2210
United Parcel Service CL B     COM              911312106     4307    68375 SH       SOLE                    36900             31475
Venator                        COM              922944103       89    10000 SH       SOLE                     5000              5000
W W Grainger                   COM              384802104     7915   145900 SH       SOLE                    82400             63500
Walgreen                       COM              931422109     1511    58670 SH       SOLE                    34120             24550
Warner Lambert                 COM              934488107      812     8315 SH       SOLE                                       8315
Wells Fargo                    COM              949740104     4283   105110 SH       SOLE                    54610             50500
Whole Foods Market             COM              966837106     4523   109152 SH       SOLE                    56605             52547
Williams Communications Grp, I COM              969455104     3398    65500 SH       SOLE                    42350             23150
WorldCom Inc                   COM              55268b106     8554   188786 SH       SOLE                    99025             89761
Yahoo!                         COM              984332106     2641    15408 SH       SOLE                    14870               538
BP Amoco PLC (UK)              FRGN             055622104     5420   101790 SH       SOLE                    55364             46426
Elan Corp PLC ADR (IRE)        FRGN             284131208     8142   171402 SH       SOLE                    96100             75302
HSBC Holdings PLC ADR (HK)NEW  FRGN             404280406     7378   121076 SH       SOLE                    68328             52748
Sony Corp ADR New (JPN)        FRGN             835699307    10239    36550 SH       SOLE                    19900             16650